GUARANTEES AND RESTRICT DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
GUARANTEES AND RESTRICT DEPOSITS
Schedule of components of guarantees and restricted deposits

	12/31/2022	12/31/2021
Current Assets
Others	173,996	63,718
	173,996	63,718

Non-Current Assets
Civil	6,377,621	6,423,554
Labor	691,056	678,578
Tax	565,692	471,727
Others	923,644	673,626
	8,558,013	8,247,485

	8,732,009	8,311,203